Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 305,834	$ 289,302	$ 298,263
Total ECL provisions	(415)	(348)	(332)
Total allowances and provisions	(4,010)	(3,685)	(3,527)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	44,446	42,588	40,280
Total ECL provisions	(93)	(57)	(61)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,728	7,103	7,818
Total ECL provisions	(54)	(14)	(18)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,280	2,885	2,524
Total ECL provisions	(31)	(22)	(27)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	26,604	25,139	21,590
Total ECL provisions	(1)	(1)	(1)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,958	3,591	3,709
Total ECL provisions	(3)	(3)	(4)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,874	2,160	2,678
Total ECL provisions	(1)	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	82,046	79,463	79,579
Total ECL provisions	(259)	(233)	(192)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	49,093	48,349	47,381
Total ECL provisions	(195)	(161)	(155)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	20,143	18,178	24,896
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	153,998	144,907	148,900
Total ECL provisions	(62)	(55)	(75)
Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,237	7,384	7,674
Total ECL provisions	(3)	(3)	(6)
Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	14,601	13,497	14,692
Total ECL provisions	(15)	(15)	(22)
Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	12,030	10,902	9,812
Total ECL provisions	(26)	(23)	(34)
Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	75,099	72,767	73,267
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,566	10,285	10,074
Total ECL provisions	(9)	(8)	(8)
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5,201	4,165	4,608
Total ECL provisions	(2)	(3)	(3)
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	297,089	279,523	290,012
Total ECL provisions	(202)	(172)	(183)
Total allowances and provisions	(580)	(493)	(487)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	43,444	40,620	38,860
Total ECL provisions	(14)	(13)	(16)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,154	6,487	7,098
Total ECL provisions	(6)	(6)	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,007	2,529	2,074
Total ECL provisions	(5)	(3)	(5)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	26,516	24,249	21,449
Total ECL provisions	(1)	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,933	3,561	3,652
Total ECL provisions	0	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,873	2,158	2,676
Total ECL provisions	(1)	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	77,132	75,299	75,158
Total ECL provisions	(139)	(116)	(105)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	44,806	45,150	43,820
Total ECL provisions	(101)	(84)	(91)
Twelve-month expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	20,143	18,178	24,896
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	151,188	141,263	146,496
Total ECL provisions	(47)	(41)	(59)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,929	7,030	7,329
Total ECL provisions	(4)	(4)	(4)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	13,752	12,751	14,091
Total ECL provisions	(8)	(8)	(14)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,420	9,952	9,289
Total ECL provisions	(20)	(18)	(28)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	75,013	72,757	73,181
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,045	9,815	9,604
Total ECL provisions	(7)	(6)	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5,182	4,162	4,602
Total ECL provisions	(2)	(3)	(3)
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,108	9,150	7,572
Total ECL provisions	(118)	(115)	(102)
Total allowances and provisions	(708)	(668)	(623)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	819	1,800	1,242
Total ECL provisions	(21)	(20)	(24)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	480	530	635
Total ECL provisions	(5)	(4)	(9)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	219	316	393
Total ECL provisions	(15)	(15)	(15)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	87	890	141
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	0	24
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	1	2
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,688	3,906	4,178
Total ECL provisions	(83)	(81)	(61)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,094	3,033	3,393
Total ECL provisions	(74)	(59)	(54)
Lifetime expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,582	3,442	2,149
Total ECL provisions	(15)	(14)	(17)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	309	354	345
Total ECL provisions	1	1	(2)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	817	722	584
Total ECL provisions	(5)	(5)	(7)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	454	801	333
Total ECL provisions	(6)	(5)	(6)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	74	8	84
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	518	467	467
Total ECL provisions	(2)	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	19	2	4
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	637	629	678
Total ECL provisions	(95)	(61)	(48)
Total allowances and provisions	(2,722)	(2,524)	(2,417)
Lifetime expected credit losses | Stage 3 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	184	168	178
Total ECL provisions	(58)	(24)	(22)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	93	87	85
Total ECL provisions	(42)	(4)	(2)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	55	39	57
Total ECL provisions	(11)	(4)	(7)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	24	30	33
Total ECL provisions	(2)	(2)	(3)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	226	257	243
Total ECL provisions	(37)	(36)	(26)
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	193	165	168
Total ECL provisions	(20)	(18)	(10)
Lifetime expected credit losses | Stage 3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	227	202	255
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	32	23	17
Total ECL provisions	(2)	(2)	(2)
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	156	149	190
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	12	2	1
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3	3	3
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	2	2
Total ECL provisions	$ 0	$ 0	$ 0